TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 9,045	$ 6,188	$ 3,255
Deferred taxes	5	439	582
Actual tax expense	9,050	6,627	3,837
Domestic	4,768	3,651	1,079
Foreign	4,282	2,976	2,758
Income Tax Expense (Benefit)	$ 9,050	$ 6,627	$ 3,837